Organization and Principal Activities (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	$ (21,342,292)	$ 19,816,980	$ 1,172,136
Net cash (used in) provided by investing activities	(3,318,921)	40,557,824	(4,598,163)
Net cash provided by (used in) financing activities	9,702,412	(5,592,080)	(371,719)
Effect of exchange rate changes	(4,623,808)	(1,587,189)	(34,691)
VIEs [Member]
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	(8,473,669)	(835,965)	3,204,749
Net cash (used in) provided by investing activities	(4,211,878)	38,523,306	(5,685,885)
Net cash provided by (used in) financing activities	9,559,794	(6,061,473)	1,430,739
Effect of exchange rate changes	$ (3,111,278)	$ (1,452,505)	$ (95,269)